Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivables	119,604	51,738
Less: allowance of credit losses	(16,842)	(23,594)
Total	102,762	28,144

The Group recorded allowance for credit losses of RMB5,264, RMB91 and RMB11,539 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group adopted ASU 2016-13 from January 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to RMB617 recognized as of January 1, 2023. For the year ended December 31, 2023, accounts receivables written-off was RMB4,170.